Notes Payable and Revolving Credit Agreement (Tables)	12 Months Ended
Dec. 31, 2023
Vaso Corporation and Subsidaries [Member]
Notes Payable and Revolving Credit Agreement (Tables) [Line Items]
Schedule of Notes Payable	Notes payable consists of the following:
	(in thousands)
	December 31, 2023	December 31, 2022
Notes payable	15	24
Less: current portion	(9)	(9)
	$6	$15